Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 288,038	¥ 277,016	¥ 267,544